Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Received in Advance [Member]	Stock Subscriptions Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 800	$ 4,312	$ 690,500		$ (589,186)	$ 106,426
Balance, shares at Dec. 31, 2018	8,000,000
Common stock issued as compensation to officer	$ 1,200					1,200
Common stock issued as compensation to officer, shares	12,000,000
Common stock issued for stock subscriptions	$ 561	1,921,690	(690,500)			1,231,751
Common stock issued for stock subscriptions, shares	5,611,264
Common stock subscriptions received	$ 100	499,900		(130,000)		370,000
Common stock subscriptions received, shares	1,000,000
Net loss					(782,831)	(782,831)
Balance at Dec. 31, 2019	$ 2,661	2,425,902		(130,000)	(1,372,017)	926,546
Balance, shares at Dec. 31, 2019	26,611,264
Common stock subscriptions received				200,000		200,000
Common stock issued during period, value, other	$ 3	69,997				70,000
Common stock issued during period, shares, other	33,334
Net loss					(202,745)	(202,745)
Balance at Mar. 31, 2020	$ 2,664	2,495,899	200,000	(130,000)	(1,574,762)	993,801
Balance, shares at Mar. 31, 2020	2,644,598
Balance at Dec. 31, 2019	$ 2,661	2,425,902		(130,000)	(1,372,017)	926,546
Balance, shares at Dec. 31, 2019	26,611,264
Common stock issued for stock subscriptions	$ 33	359,967				360,000
Common stock issued for stock subscriptions, shares	330,000
Common stock subscriptions received	$ 1	9,999		(10,000)
Common stock subscriptions received, shares	3,334
Common stock subscriptions received in advance			250,000			250,000
Net loss					(829,412)	(829,412)
Balance at Dec. 31, 2020	$ 2,695	2,795,868	250,000	(140,000)	(2,201,429)	707,134
Balance, shares at Dec. 31, 2020	26,944,598
Common stock issued for stock subscriptions	$ 25	249,975	(250,000)
Common stock issued for stock subscriptions, shares	250,000
Common stock subscriptions received				10,000		10,000
Common stock subscriptions received in advance			100,000			100,000
Common stock issued during period, value, other	$ 8	79,992				80,000
Common stock issued during period, shares, other	80,000
Net loss					(229,379)	(229,379)
Balance at Mar. 31, 2021	$ 2,728	$ 3,125,835	$ 100,000	$ (130,000)	$ (2,430,808)	$ 667,755
Balance, shares at Mar. 31, 2021	27,274,598